Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000009530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.01%
C000009530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.79%
C000009530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000009530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.13%
C000009530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000009529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.01%
C000009529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.79%
C000009529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000009529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.13%
C000009529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000009527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.01%
C000009527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.79%
C000009527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000009527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.13%
C000009527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000009531 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.22%
C000009531 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
C000009531 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000009531 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000009531 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000009533 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.22%
C000009533 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
C000009533 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000009533 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000009533 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000009534 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.22%
C000009534 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.21%
C000009534 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000009534 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000009534 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000009537 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000009537 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009537 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.82%
C000009536 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000009536 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009536 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.82%
C000009538 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000009538 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009538 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.82%
C000009539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000009539 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
C000009539 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.78%
C000009539 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%
C000009539 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000009541 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000009541 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
C000009541 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.78%
C000009541 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%
C000009541 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000009542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000009542 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
C000009542 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.78%
C000009542 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.22%
C000009542 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000009546 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000009546 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.68%
C000009546 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000009546 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000009546 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000009545 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000009545 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.68%
C000009545 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000009545 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000009545 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000009543 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000009543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.68%
C000009543 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000009543 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
C000009543 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000009547 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000009547 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
C000009547 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000009547 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000009547 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000009549 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000009549 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
C000009549 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000009549 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000009549 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000009550 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000009550 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
C000009550 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000009550 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000009550 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%